Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Options Outstanding - beginning of year (shares)	6,066,000	3,754,000	3,600,000
Options, Granted (in shares)	0	2,620,000	1,052,000
Options, Exercised (shares)	0	0	(2,000)
Options, Forfeited / expired (shares)	(491,000)	(308,000)	(896,000)
Options Outstanding - end of year (shares)	5,575,000	6,066,000	3,754,000
Options Exercisable - end of year (shares)	3,490,000	2,565,000	1,954,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 10.77	$ 15.54	$ 22.96
Weighted-Average Exercise Price, Granted (dollars per share)	0	3.98	8.67
Weighted-Average Exercise Price, Exercised (dollars per share)	0	0	9.44
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	19.35	11.07	37.44
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	10.02	10.77	15.54
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 13.17	$ 18.25	$ 21.35
Stock Options
Options
Options, Granted (in shares)	0	2,620,582	1,048,916